Organization and Basis of Presentation - Schedule of VIEs and VIEs' Subsidiaries Included in Consolidated Balance Sheets and Statements of Comprehensive Loss (Paranthetical) (Details)
¥ in Thousands, $ in Thousands
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Variable Interest Entity [Line Items]
Long-term loans, current portion	¥ 83,720	$ 12,177	¥ 10,000
Long-term loans	644,169	93,690	284,000
Variable Interest Entities
Variable Interest Entity [Line Items]
Long-term loans, current portion	56,000	8,145	¥ 10,000
Variable Interest Entities | Long-term Loan, Current Portion
Variable Interest Entity [Line Items]
Long-term loans, current portion	46,000	6,690
Variable Interest Entities | Long-term Loans
Variable Interest Entity [Line Items]
Long-term loans	¥ 424,000	$ 61,668